Stockholders’ Equity (Deficit) (Details)							3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares shares	Jan. 30, 2024 USD ($)	Jan. 22, 2024 shares	Sep. 29, 2023 $ / shares shares	Sep. 14, 2023 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 shares	Mar. 31, 2024 shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 05, 2024 USD ($)	Jun. 30, 2023 shares	Apr. 26, 2023 USD ($)	Apr. 20, 2023 USD ($)	Mar. 20, 2022 $ / shares shares
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares authorized	250,000,000	250,000,000					250,000,000			250,000,000	250,000,000		250,000,000	250,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued	36,680,870	36,610,870					38,280,870			36,680,870	38,280,870		36,680,870	36,610,870
Issued of common stock											1,600,000
Sale price (in Dollars per share) | $ / shares							$ 1.5				$ 1.5
Investor closing divided price per share (in Dollars per share) | $ / shares	$ 10						$ 10			$ 10	$ 10		$ 10
Aggregate gross purchase price of equity line shares (in Dollars) | $	$ 50,000,000									$ 50,000,000			$ 50,000,000					$ 50,000,000
Consideration received for issuance of equity line shares (in Dollars) | $	79,491										$ 79,491
Changes in fair value recognized (in Dollars) | $							$ 67,039				67,039
Fair value of the derivative liability (in Dollars) | $							$ 385,355				$ 385,355
Contractual floor price per share (in Dollars per share) | $ / shares											$ 0.2
Repurchase of common stock (in Dollars) | $			$ 1,000,000
Common stock repurchased	486,979	321,794									515,281		486,979
Date of closing of business combination										30 days
Public Warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Public warrants	2,214,993						2,214,993			2,214,993	2,214,993		2,214,993
Warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Sale price (in Dollars per share) | $ / shares	$ 11.5						$ 11.5			$ 11.5	$ 11.5		$ 11.5
Public warrants	2,214,993						2,214,993			2,214,993	2,214,993		2,214,993
Purchased warrants										1	1
Expiration period of warrants	5 years						5 years			5 years	5 years		5 years
Period to file registration statement after initial business combination										30 days	30 days
Period for registration statement to become effective										60 days	60 days
Redemption price per warrant (in Dollars per share) | $ / shares										$ 0.01	$ 0.01
Number Of Days Receive Investor After The Date Of Closing Of Business Combination											30 days
Redemption period										30 days	30 days
Shares equals or exceeds per share (in Dollars per share) | $ / shares										$ 16.5	$ 16.5
Trading days for redemption										20 days	20 days
Consecutive trading days for redemption										30 days	30 days
Measurement Input, Share Price [Member]
Stockholders’ Equity (Deficit) [Line Items]
Derivative liabilities inputs							1.15				1.15
Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares authorized							250,000,000				250,000,000
Common stock, par value (in Dollars per share) | $ / shares							$ 0.0001				$ 0.0001
Common stock, shares issued	36,680,870						38,280,870			36,680,870	38,280,870		36,680,870
Common stock, shares outstanding	36,193,891						37,765,589			36,193,891	37,765,589		36,193,891
Received shares										704,819	704,819
Trading days for common stock										15 days	15 days
Sale price (in Dollars per share) | $ / shares	$ 8.3						$ 8.3			$ 8.3	$ 8.3		$ 8.3
Issuance of additional shares							700,000	900,000	1,409,638					2,409,638
Aggregate gross purchase price of equity line shares (in Dollars) | $															$ 50,000,000
Issued aggregate shares					1,701,232
Securities Purchase Agreements [Member]
Stockholders’ Equity (Deficit) [Line Items]
Gross proceeds (in Dollars) | $											$ 2,400,000
White Lion [Member]
Stockholders’ Equity (Deficit) [Line Items]
Equity line shares issued	70,000										70,000
Consideration received for issuance of equity line shares (in Dollars) | $											$ 79,491
Equity Line Shares [Member]
Stockholders’ Equity (Deficit) [Line Items]
Aggregate gross purchase price of equity line shares (in Dollars) | $																	$ 50,000,000	$ 50,000,000
Equity line shares issued										70,000
Consideration received for issuance of equity line shares (in Dollars) | $										$ 79,491
Subscription Agreements [Member]
Stockholders’ Equity (Deficit) [Line Items]
Issued of common stock											735,857
Issuance of additional shares											709,770
IPE Investment Shares [Member]
Stockholders’ Equity (Deficit) [Line Items]
Issued of common stock						500,000
Aggregate proceeds (in Dollars) | $						$ 10,000,000
Issuance of additional shares				704,819
Investors [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares issued							1,600,000				1,600,000
Before Reverse Recapitalization [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares authorized																			145,000,000
Common stock, par value (in Dollars per share) | $ / shares																			$ 0.0001
After Reverse Recapitalization [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares issued																978,243
Common stock, shares outstanding																978,243
After Reverse Recapitalization [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Converted into common stock shares					0.2407
Series AA Preferred Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares outstanding	0	0					0			0	0		0	0
Consideration shares					28,888,675
Exchange ratio					0.2407
Minimum [Member]
Stockholders’ Equity (Deficit) [Line Items]
True-up price (in Dollars per share) | $ / shares											$ 0.99
Minimum [Member] | Measurement Input, Price Volatility [Member]
Stockholders’ Equity (Deficit) [Line Items]
Derivative liabilities inputs							87				87
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Stockholders’ Equity (Deficit) [Line Items]
Derivative liabilities inputs							3.7				3.7
Maximum [Member]
Stockholders’ Equity (Deficit) [Line Items]
True-up price (in Dollars per share) | $ / shares											$ 1.08
Maximum [Member] | Measurement Input, Price Volatility [Member]
Stockholders’ Equity (Deficit) [Line Items]
Derivative liabilities inputs							90				90
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Stockholders’ Equity (Deficit) [Line Items]
Derivative liabilities inputs							3.8				3.8
Stock Repurchase Program [Member]
Stockholders’ Equity (Deficit) [Line Items]
Repurchase of common stock (in Dollars) | $	$ 400,000		$ 1,000,000								$ 400,000		$ 400,000
Common stock repurchased										165,185	28,302	431,723		321,794
Repurchased shares value (in Dollars) | $										$ 214,477	$ 29,462	$ 504,905		$ 354,440
Weighted average price per repurchased share (in Dollars per share) | $ / shares	$ 1.3	$ 1.1					$ 1.04			$ 1.3	$ 1.04	$ 1.17	$ 1.3	$ 1.1